UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: July 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name			Shares	Value
Common Stocks : 0.00%
Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$776

Total Common Stocks (Cost $606)				776

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 114.20%
Consumer Discretionary : 26.81%
Auto Components : 2.57%
Allison Transmission Incorporated 144A	4.75	10-1-2027	$1,695,000	1,572,113
Allison Transmission Incorporated 144A	5.00	10-1-2024	8,325,000	8,179,313
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,760,900
Cooper Tire & Rubber Company	8.00	12-15-2019	400,000	422,800
				15,935,126

Distributors : 0.43%
LKQ Corporation	4.75	5-15-2023	2,375,000	2,375,000
Spectrum Brands Incorporated	6.63	11-15-2022	250,000	257,500
				2,632,500

Diversified Consumer Services : 2.13%
Carriage Services Incorporated 144A	6.63	6-1-2026	1,125,000	1,151,719
Service Corporation International	4.63	12-15-2027	1,250,000	1,187,500
Service Corporation International	7.50	4-1-2027	8,125,000	9,059,375
Service Corporation International	8.00	11-15-2021	1,635,000	1,814,850
				13,213,444

Hotels, Restaurants & Leisure : 2.94%
Brinker International Incorporated 144A	5.00	10-1-2024	850,000	818,125
CCM Merger Incorporated 144A	6.00	3-15-2022	8,475,000	8,623,313
Hilton Domestic Operating Company Incorporated 144A	5.13	5-1-2026	1,175,000	1,175,000
KFC Holding Company 144A	5.00	6-1-2024	2,075,000	2,054,250
Pinnacle Entertainment Incorporated	5.63	5-1-2024	700,000	733,250
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	810,563
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	4,025,000	4,019,969
				18,234,470

Media : 12.73%
Altice US Finance I Corporation 144A	5.38	7-15-2023	2,270,000	2,289,863
Altice US Finance I Corporation 144A	5.50	5-15-2026	2,200,000	2,158,750
CCO Holdings LLC 144A	4.00	3-1-2023	175,000	167,125
CCO Holdings LLC 144A	5.00	2-1-2028	350,000	327,688
CCO Holdings LLC	5.13	2-15-2023	2,266,000	2,254,670
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	2,957,588
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	716,250
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,068,480
CCO Holdings LLC 144A	5.38	5-1-2025	7,195,000	7,069,088
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	319,313
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	5,642,653
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,391,125
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	3,625,000	3,819,844
Cinemark USA Incorporated	4.88	6-1-2023	750,000	738,975
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,059,986
CSC Holdings LLC	8.63	2-15-2019	635,000	651,669
Dish Network Corporation	3.38	8-15-2026	625,000	567,784
EMI Music Publishing Group 144A	7.63	6-15-2024	3,528,000	3,797,010
Gray Television Incorporated 144A	5.13	10-15-2024	2,400,000	2,304,000

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Gray Television Incorporated 144A	5.88%	7-15-2026	$6,650,000	$6,500,375
Lamar Media Corporation	5.38	1-15-2024	725,000	743,125
LIN Television Corporation	5.88	11-15-2022	425,000	431,906
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	2,300,000	2,268,375
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	790,000	803,825
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	500,000	498,750
National CineMedia LLC	6.00	4-15-2022	7,000,000	7,105,000
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	725,000	714,125
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	2,865,000	2,911,556
Nielsen Finance LLC 144A	5.00	4-15-2022	1,945,000	1,890,297
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	322,400
Outfront Media Capital Corporation	5.63	2-15-2024	735,000	741,240
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,286,156
Salem Media Group Incorporated 144A	6.75	6-1-2024	6,225,000	5,633,625
The E.W. Scripps Company 144A	5.13	5-15-2025	6,019,000	5,663,518
				78,816,134

Specialty Retail : 5.21%
Asbury Automotive Group Incorporated	6.00	12-15-2024	7,200,000	7,164,000
Group 1 Automotive Incorporated	5.00	6-1-2022	2,259,000	2,230,763
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	3,275,000	3,193,125
Lithia Motors Incorporated 144A	5.25	8-1-2025	6,825,000	6,517,875
Penske Auto Group Incorporated	3.75	8-15-2020	1,045,000	1,031,938
Penske Auto Group Incorporated	5.38	12-1-2024	5,398,000	5,276,545
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,144,142
Sonic Automotive Incorporated	5.00	5-15-2023	3,200,000	3,016,000
Sonic Automotive Incorporated	6.13	3-15-2027	1,799,000	1,682,065
				32,256,453

Textiles, Apparel & Luxury Goods : 0.80%
The William Carter Company	5.25	8-15-2021	1,200,000	1,215,420
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	3,925,000	3,728,750
				4,944,170

Consumer Staples : 1.58%
Beverages : 0.18%
Cott Beverages Incorporated 144A	5.50	4-1-2025	1,125,000	1,082,813

Food Products : 1.15%
B&G Foods Incorporated	4.63	6-1-2021	670,000	664,138
B&G Foods Incorporated	5.25	4-1-2025	1,750,000	1,680,000
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	299,794
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	375,000	367,500
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	75,000	73,781
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	2,360,000	2,256,750
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	400,000	373,000
Pinnacle Foods Incorporated	5.88	1-15-2024	100,000	105,125
Prestige Brands Incorporated 144A	6.38	3-1-2024	660,000	659,175
US Foods Incorporated 144A	5.88	6-15-2024	670,000	666,650
				7,145,913

Household Products : 0.25%
Central Garden & Pet Company	5.13	2-1-2028	400,000	374,000
Central Garden & Pet Company	6.13	11-15-2023	405,000	416,138
Spectrum Brands Incorporated	5.75	7-15-2025	775,000	773,063
				1,563,201

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 27.28%
Energy Equipment & Services : 8.38%
Bristow Group Incorporated	6.25%	10-15-2022	$6,900,000	$5,313,000
Bristow Group Incorporated 144A	8.75	3-1-2023	1,550,000	1,519,000
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	2,875,000	2,070,000
Era Group Incorporated	7.75	12-15-2022	4,745,000	4,661,963
Hilcorp Energy Company 144A	5.00	12-1-2024	3,100,000	2,979,875
Hilcorp Energy Company 144A	5.75	10-1-2025	4,195,000	4,184,513
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	7,847,000	7,003,448
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	1,800,000	1,318,500
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	2,450,000	1,947,750
NGPL PipeCo LLC 144A	4.38	8-15-2022	675,000	676,688
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,050,000	1,048,688
NGPL PipeCo LLC 144A	7.77	12-15-2037	12,450,000	15,313,500
Oceaneering International Incorporated	6.00	2-1-2028	1,700,000	1,692,118
USA Compression Partners LP 144A	6.88	4-1-2026	2,100,000	2,160,375
				51,889,418

Oil, Gas & Consumable Fuels : 18.90%
Andeavor Logistics LP	5.25	1-15-2025	1,150,000	1,188,732
Archrock Partners LP	6.00	10-1-2022	1,650,000	1,633,500
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	1,600,000	1,728,000
Cheniere Energy Partners LP	5.25	10-1-2025	9,200,000	9,154,000
Continental Resources Incorporated	3.80	6-1-2024	2,000,000	1,964,530
Continental Resources Incorporated	4.38	1-15-2028	500,000	498,500
DCP Midstream Operating LP	2.70	4-1-2019	1,425,000	1,414,313
Denbury Resources Incorporated	6.38	8-15-2021	6,205,000	5,832,700
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,312,000	1,390,720
Enable Midstream Partner LP	2.40	5-15-2019	5,475,000	5,448,445
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,141,263
EnLink Midstream LLC	4.15	6-1-2025	200,000	187,250
EnLink Midstream Partners LLC	4.40	4-1-2024	6,450,000	6,192,259
EnLink Midstream Partners LP	4.85	7-15-2026	2,275,000	2,187,305
Exterran Partners LP	6.00	4-1-2021	5,075,000	5,049,625
Gulfport Energy Corporation	6.00	10-15-2024	1,625,000	1,568,125
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,225,353
Kinder Morgan Incorporated	7.42	2-15-2037	1,820,000	2,091,092
Matador Resources Company	6.88	4-15-2023	700,000	735,875
Murphy Oil Corporation	4.45	12-1-2022	3,200,000	3,162,848
Murphy Oil Corporation	5.75	8-15-2025	360,000	360,907
Murphy Oil Corporation	6.88	8-15-2024	1,425,000	1,496,250
Nabors Industries Incorporated	0.75	1-15-2024	2,850,000	2,224,468
PDC Energy Incorporated	6.13	9-15-2024	950,000	953,563
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	7,320,000	7,531,548
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	5,300,000	6,148,000
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,380,000
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,413,250
Rose Rock Midstream LP	5.63	11-15-2023	1,775,000	1,695,125
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,275,000	2,378,539
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,075,000	3,318,913
SemGroup Corporation	6.38	3-15-2025	5,725,000	5,496,000
SemGroup Corporation	7.25	3-15-2026	2,869,000	2,861,828
Southern Star Central Corporation 144A	5.13	7-15-2022	3,054,000	3,054,000
Southwestern Energy Company	6.20	1-23-2025	75,000	73,969
Southwestern Energy Company	7.50	4-1-2026	750,000	778,125
Southwestern Energy Company	7.75	10-1-2027	750,000	784,219
Summit Midstream Holdings LLC	5.75	4-15-2025	400,000	386,000
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	12,825,000	13,145,625
Tesoro Logistics LP	6.38	5-1-2024	725,000	771,842
Ultra Resources Incorporated 144A	6.88	4-15-2022	2,480,000	1,649,200
Ultra Resources Incorporated 144A	7.13	4-15-2025	7,225,000	4,316,938
Western Gas Partners LP	5.38	6-1-2021	30,000	31,067
				117,043,811

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 6.88%
Banks : 0.06%
Citigroup Incorporated	4.13%	3-9-2021	$115,000	$114,856
Citigroup Incorporated	5.25	3-7-2025	25,000	25,563
Citigroup Incorporated	6.13	3-9-2028	195,000	204,750
				345,169

Capital Markets : 0.11%
MSCI Incorporated 144A	5.38	5-15-2027	675,000	680,063

Consumer Finance : 2.40%
Ally Financial Incorporated	7.50	9-15-2020	300,000	322,125
Ally Financial Incorporated	8.00	12-31-2018	1,300,000	1,325,350
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,212,040
FirstCash Incorporated 144A	5.38	6-1-2024	2,749,000	2,735,255
Navient Corporation	8.00	3-25-2020	2,725,000	2,874,875
Springleaf Finance Corporation	6.00	6-1-2020	1,375,000	1,416,250
Springleaf Finance Corporation	7.13	3-15-2026	1,375,000	1,397,344
Springleaf Finance Corporation	8.25	12-15-2020	75,000	81,188
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,479,555
				14,843,982

Diversified Financial Services : 3.30%
Infinity Acquisition LLC 144A	7.25	8-1-2022	1,590,000	1,618,827
LPL Holdings Incorporated 144A	5.75	9-15-2025	16,525,000	16,029,250
MGM Growth Properties Operating Partnership LP	5.63	5-1-2024	225,000	230,063
Tempo Acquisition LLC 144A	6.75	6-1-2025	1,700,000	1,643,390
Vantiv LLC 144A	4.38	11-15-2025	975,000	922,594
				20,444,124

Insurance : 1.01%
AmWINS Group Incorporated 144A	7.75	7-1-2026	2,200,000	2,299,000
HUB International Limited 144A	7.00	5-1-2026	1,300,000	1,304,875
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	2,700,000	2,666,250
				6,270,125

Health Care : 11.80%
Health Care Equipment & Supplies : 2.35%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	975,000	940,875
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	325,000	329,875
Hologic Incorporated 144A	4.38	10-15-2025	4,700,000	4,545,887
Hologic Incorporated 144A	4.63	2-1-2028	475,000	446,500
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	4,000,000	4,092,680
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	1,000,000	943,750
Surgery Center Holdings Incorporated 144A	8.88	4-15-2021	3,150,000	3,236,625
				14,536,192

Health Care Providers & Services : 8.05%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	315,425
Centene Corporation 144A	5.38	6-1-2026	1,425,000	1,458,844
Centene Corporation	6.13	2-15-2024	650,000	684,125
CHS Incorporated	5.13	8-1-2021	4,850,000	4,587,809
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,125,000	2,002,813
HCA Incorporated	5.88	3-15-2022	750,000	788,438
HCA Incorporated	6.50	2-15-2020	6,525,000	6,791,220
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,733,625
Mednax Incorporated 144A	5.25	12-1-2023	1,075,000	1,066,938
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	6,825,000	7,063,875
MPT Operating Partnership LP	5.00	10-15-2027	2,275,000	2,201,063
MPT Operating Partnership LP	5.25	8-1-2026	3,200,000	3,152,000
MPT Operating Partnership LP	6.38	3-1-2024	395,000	414,750
NVA Holdings Company 144A	6.88	4-1-2026	425,000	422,875
Polaris Intermediate Corporation 144A	8.50	12-1-2022	1,200,000	1,240,500
Select Medical Corporation	6.38	6-1-2021	6,730,000	6,797,300

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corporation	4.63%	7-15-2024	$614,000	$594,813
Tenet Healthcare Corporation	6.00	10-1-2020	575,000	597,281
Vizient Incorporated 144A	10.38	3-1-2024	7,235,000	7,940,413
				49,854,107

Health Care Technology : 1.27%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	6,300,000	6,095,250
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	1,375,000	1,395,625
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	375,000	373,763
				7,864,638

Life Sciences Tools & Services : 0.13%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	800,000	810,000

Industrials : 6.60%
Aerospace & Defense : 0.11%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	700,000	672,000

Airlines : 1.06%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,362,244
BBA US Holdings Incorporated 144A	5.38	5-1-2026	4,150,000	4,181,084
				6,543,328

Commercial Services & Supplies : 5.02%
Acco Brands Corporation 144A	5.25	12-15-2024	725,000	719,563
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	5,900,000	5,826,250
Aramark Services Incorporated 144A	5.00	2-1-2028	450,000	434,115
Aramark Services Incorporated	5.13	1-15-2024	1,256,000	1,266,990
Covanta Holding Corporation	5.88	3-1-2024	5,393,000	5,393,000
Covanta Holding Corporation	5.88	7-1-2025	1,500,000	1,466,250
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,281,119
KAR Auction Services Incorporated 144A	5.13	6-1-2025	11,725,000	11,431,875
Waste Pro USA Incorporated 144A	5.50	2-15-2026	725,000	692,375
Wrangler Buyer Corporation 144A	6.00	10-1-2025	650,000	611,000
				31,122,537

Professional Services : 0.25%
IHS Markit Limited 144A	4.75	2-15-2025	1,400,000	1,403,500
IHS Markit Limited 144A	5.00	11-1-2022	125,000	128,339
				1,531,839

Trading Companies & Distributors : 0.16%
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,018,500

Information Technology : 10.31%
Communications Equipment : 0.26%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,550,000	1,596,500

Internet Software & Services : 1.67%
Infor (US) Incorporated	6.50	5-15-2022	875,000	885,938
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	1,260,000	1,272,600
Zayo Group LLC 144A	5.75	1-15-2027	1,975,000	1,955,250
Zayo Group LLC	6.00	4-1-2023	625,000	639,063
Zayo Group LLC	6.38	5-15-2025	5,396,000	5,584,860
				10,337,711

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
IT Services : 3.51%
Cardtronics Incorporated	5.13%	8-1-2022	$3,375,000	$3,197,813
Cardtronics Incorporated 144A	5.50	5-1-2025	3,100,000	2,759,000
First Data Corporation 144A	5.00	1-15-2024	2,325,000	2,345,344
First Data Corporation 144A	5.38	8-15-2023	550,000	557,563
First Data Corporation 144A	5.75	1-15-2024	2,100,000	2,147,250
First Data Corporation 144A	7.00	12-1-2023	5,425,000	5,675,906
Gartner Incorporated 144A	5.13	4-1-2025	4,975,000	5,019,259
				21,702,135

Semiconductors & Semiconductor Equipment : 0.11%
Micron Technology Incorporated	5.50	2-1-2025	659,000	681,241

Software : 0.56%
CDK Global Incorporated	4.88	6-1-2027	425,000	415,969
CDK Global Incorporated	5.00	10-15-2024	1,050,000	1,071,000
CDK Global Incorporated	5.88	6-15-2026	650,000	666,250
Fair Isaac Corporation 144A	5.25	5-15-2026	350,000	351,504
Symantec Corporation 144A	5.00	4-15-2025	975,000	961,669
				3,466,392

Technology Hardware, Storage & Peripherals : 4.20%
Dell International LLC 144A	5.88	6-15-2021	5,125,000	5,246,334
Dell International LLC 144A	7.13	6-15-2024	9,450,000	10,158,750
NCR Corporation	5.88	12-15-2021	380,000	385,700
NCR Corporation	6.38	12-15-2023	10,038,000	10,238,760
				26,029,544

Materials : 4.27%
Chemicals : 0.18%
Celanese U.S. Holdings LLC	5.88	6-15-2021	440,000	464,227
Valvoline Incorporated	5.50	7-15-2024	625,000	631,250
				1,095,477

Containers & Packaging : 4.04%
Ball Corporation	4.88	3-15-2026	1,100,000	1,095,875
Ball Corporation	5.25	7-1-2025	630,000	645,750
Berry Plastics Corporation	5.13	7-15-2023	700,000	694,750
Berry Plastics Corporation	6.00	10-15-2022	575,000	587,938
Crown Americas LLC 144A	4.75	2-1-2026	1,650,000	1,551,000
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	2,910,000	3,142,800
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	3,425,000	3,330,813
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	750,000	755,175
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	925,000	914,594
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,319,500
Owens-Illinois Incorporated 144A	6.38	8-15-2025	7,800,000	7,995,000
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	401,000	398,754
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,367,625
Silgan Holdings Incorporated	5.50	2-1-2022	225,000	227,250
				25,026,824

Metals & Mining : 0.05%
Indalex Holdings Corporation (a)	11.50	2-1-2020	5,985,000	0
Novelis Corporation 144A	6.25	8-15-2024	325,000	325,813
				325,813

Real Estate : 7.63%
Equity REITs : 7.63%
CoreCivic Incorporated	4.63	5-1-2023	800,000	776,000
CoreCivic Incorporated	5.00	10-15-2022	2,175,000	2,169,563
Crown Castle International Corporation	4.88	4-15-2022	760,000	783,155

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Crown Castle International Corporation	5.25%	1-15-2023	$4,385,000	$4,599,690
Equinix Incorporated	5.75	1-1-2025	2,300,000	2,371,875
Equinix Incorporated	5.88	1-15-2026	2,350,000	2,429,313
ESH Hospitality Incorporated 144A	5.25	5-1-2025	7,800,000	7,566,000
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,493,750
Iron Mountain Incorporated 144A	5.25	3-15-2028	1,325,000	1,225,625
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,068,969
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,301,663
MGM Growth Properties LLC	4.50	1-15-2028	775,000	707,188
Sabra Health Care REIT Incorporated	5.38	6-1-2023	2,100,000	2,105,250
Sabra Health Care REIT Incorporated	5.50	2-1-2021	2,285,000	2,316,419
SBA Communications Corporation	4.00	10-1-2022	250,000	241,955
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,479,431
The Geo Group Incorporated	5.13	4-1-2023	1,874,000	1,824,264
The Geo Group Incorporated	5.88	1-15-2022	2,595,000	2,620,950
The Geo Group Incorporated	5.88	10-15-2024	2,925,000	2,851,875
The Geo Group Incorporated	6.00	4-15-2026	1,360,000	1,326,000
				47,258,935

Telecommunication Services : 4.78%
Diversified Telecommunication Services : 2.17%
GCI Incorporated	6.75	6-1-2021	2,625,000	2,658,994
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,577,056
Level 3 Financing Incorporated	5.25	3-15-2026	1,050,000	1,011,938
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,551,363
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,113,750
Level 3 Financing Incorporated	5.38	5-1-2025	1,595,000	1,555,125
Level 3 Financing Incorporated	5.63	2-1-2023	1,275,000	1,284,563
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,705,311
				13,458,100

Wireless Telecommunication Services : 2.61%
Sprint Capital Corporation	6.88	11-15-2028	2,600,000	2,502,500
Sprint Capital Corporation	8.75	3-15-2032	2,675,000	2,878,969
Sprint Communications Incorporated	7.00	8-15-2020	380,000	397,100
T-Mobile USA Incorporated	6.50	1-15-2026	1,900,000	1,992,625
T-Mobile USA Incorporated	4.00	4-15-2022	1,075,000	1,062,906
T-Mobile USA Incorporated	4.50	2-1-2026	225,000	211,500
T-Mobile USA Incorporated	4.75	2-1-2028	225,000	208,620
T-Mobile USA Incorporated	5.13	4-15-2025	725,000	728,190
T-Mobile USA Incorporated	5.38	4-15-2027	2,050,000	2,021,813
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	515,000
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	284,625
T-Mobile USA Incorporated	6.38	3-1-2025	3,050,000	3,179,625
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	145,950
				16,129,423

Utilities : 6.26%
Electric Utilities : 0.05%
NextEra Energy Incorporated 144A	4.25	9-15-2024	350,000	337,750

Gas Utilities : 0.35%
AmeriGas Partners LP	5.75	5-20-2027	2,250,000	2,151,563

Independent Power & Renewable Electricity Producers : 5.86%
NSG Holdings LLC 144A	7.75	12-15-2025	8,427,007	9,259,174
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	11,518,000	11,604,385
TerraForm Global Operating LLC 144A	6.13	3-1-2026	2,800,000	2,723,000
TerraForm Power Operating LLC 144A	4.25	1-31-2023	7,950,000	7,651,875
TerraForm Power Operating LLC 144A	5.00	1-31-2028	1,275,000	1,200,094
TerraForm Power Operating LLC 144A	6.63	6-15-2025	3,600,000	3,834,000
				36,272,528

Total Corporate Bonds and Notes (Cost $709,492,377)				707,163,993

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Loans : 4.88%
Consumer Discretionary : 2.16%
Auto Components : 0.55%
Federal-Mogul Corporation (1 Month LIBOR +3.75%) ±	5.82%	4-15-2021	$3,408,159	$3,412,419

Hotels, Restaurants & Leisure : 1.61%
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.83	8-8-2021	755,214	756,913
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.59	12-7-2022	10,398,938	9,185,693
				9,942,606

Energy : 0.12%
Oil, Gas & Consumable Fuels : 0.12%
Chesapeake Energy Corporation (1 Month LIBOR +7.50%) ±	9.58	8-23-2021	725,000	757,263

Financials : 0.34%
Diversified Financial Services : 0.34%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.84	4-30-2023	2,110,000	2,131,100

Health Care : 0.36%
Health Care Providers & Services : 0.02%
Press Ganey Holdings Incorporated (1 Month LIBOR +6.50%) ±‡	8.58	10-21-2024	112,360	113,484

Health Care Technology : 0.34%
Emerald Bidco Incorporated (1 Month LIBOR +2.75%) ±	4.83	10-23-2023	2,110,324	2,109,670

Industrials : 0.28%
Commercial Services & Supplies : 0.28%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.58	7-25-2022	2,025,000	1,764,281

Information Technology : 1.26%
Internet Software & Services : 1.26%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.33	10-19-2023	7,771,125	7,771,125

Real Estate : 0.21%
Real Estate Management & Development : 0.21%
Capital Automotive LP (1 Month LIBOR +6.00%) ±‡	8.08	3-24-2025	1,262,425	1,281,362

Utilities : 0.15%
Independent Power & Renewable Electricity Producers : 0.15%
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.33	12-14-2023	911,125	910,633

Total Loans (Cost $31,491,488)				30,193,943

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2018 (unaudited)

Security name		Expiration date	Shares	Value
Rights : 0.06%
Utilities : 0.06%
Independent Power & Renewable Electricity Producers : 0.06%
Vistra Energy Corporation †		12-31-2046	559,650	$341,387

Total Rights (Cost $582,794)				341,387

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 11.29%
Consumer Discretionary : 0.10%
Textiles, Apparel & Luxury Goods : 0.10%
Eagle Intermediate Global Holding BV 144A	7.50%	5-1-2025	$600,000	597,000

Energy : 3.30%
Energy Equipment & Services : 0.88%
Ensco plc	5.75	10-1-2044	7,377,000	5,366,768
Trinidad Drilling Limited 144A	6.63	2-15-2025	100,000	97,000
				5,463,768

Oil, Gas & Consumable Fuels : 2.42%
Baytex Energy Corporation 144A	5.13	6-1-2021	3,600,000	3,483,000
Baytex Energy Corporation 144A	5.63	6-1-2024	2,434,000	2,281,875
Griffin Coal Mining Company Limited 144A(a)	9.50	12-1-2016	1,410,935	0
Griffin Coal Mining Company Limited (a)	9.50	12-1-2016	193,118	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	2,950,000	2,935,250
Teekay Corporation	8.50	1-15-2020	6,050,000	6,284,438
				14,984,563

Financials : 2.31%
Banks : 0.71%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	4,000,000	3,690,000
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	698,250
Preferred Term Securities XII Limited (a)	1.00	12-24-2033	1,540,000	0
				4,388,250

Diversified Financial Services : 1.60%
Intelsat Jackson Holdings SA	5.50	8-1-2023	10,515,000	9,686,944
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	236,531
				9,923,475

Health Care : 2.45%
Pharmaceuticals : 2.45%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	3,825,000	3,624,188
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	925,870
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	3,600,000	3,457,800
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	3,750,000	3,515,625
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	525,000	547,418
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	975,000	1,033,744
Bausch Health Companies Incorporated 144A	7.50	7-15-2021	1,266,000	1,291,478
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	750,000	770,250
				15,166,373

Industrials : 1.66%
Commercial Services & Supplies : 1.33%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	8,400,000	8,263,500

Machinery : 0.33%
Sensata Technologies BV 144A	5.00	10-1-2025	760,000	760,000
Sensata Technologies BV 144A	6.25	2-15-2026	1,225,000	1,284,719
				2,044,719

Portfolio of investments — July 31, 2018 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Materials : 1.07%
Containers & Packaging : 0.99%
Ardagh Packaging Finance plc 144A		4.25%	9-15-2022	$600,000	$589,500
Ardagh Packaging Finance plc 144A		4.63	5-15-2023	275,000	271,563
Ardagh Packaging Finance plc 144A		6.00	2-15-2025	3,000,000	2,928,750
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	1,300,000	1,355,250
OI European Group BV 144A		4.00	3-15-2023	1,075,000	1,015,875
					6,160,938

Metals & Mining : 0.08%
ArcelorMittal SA		6.13	6-1-2025	450,000	487,440

Telecommunication Services : 0.40%
Diversified Telecommunication Services : 0.40%
Intelsat Luxembourg SA		7.75	6-1-2021	1,925,000	1,828,716
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	621,638
					2,450,354

Total Yankee Corporate Bonds and Notes (Cost $71,011,734)					69,930,380

		Yield		Shares
Short-Term Investments : 5.43%
Investment Companies : 5.43%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.83		33,619,480	33,619,480

Total Short-Term Investments (Cost $33,619,480)					33,619,480

Total investments in securities (Cost $846,198,479)	135.86%				841,249,959
Other assets and liabilities, net	(35.86)				(222,027,527)

Total net assets	100.00%				$619,222,432

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	44,347,095	28,665,253	39,392,868	33,619,480	$33,619,480	5.43%

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Materials	$776	$0	$0	$776
Corporate bonds and notes	0	706,402,404	0	706,402,404
Loans	0	26,667,997	3,525,946	30,193,943
Rights
Utilities	0	341,387	0	341,387
Yankee corporate bonds and notes	0	70,691,969	0	70,691,969
Short-term investments
Investment companies	33,619,480	0	0	33,619,480

Total assets	$33,620,256	$804,103,757	$3,525,946	$841,249,959

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1. Bank loans with a market value of $9,185,693 were transferred from Level 3 to Level 2 due to an increase in the number of market contributors.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	September 24, 2018

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	September 24, 2018